Annual Operating Expenses - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Fundamental Large Cap Value ETF - Fidelity Fundamental Large Cap Value ETF
	Nov. 29, 2024
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.38%

[1]	ABased on estimated amounts for the current fiscal year.